                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: January 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Allocator Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended January 31, 2007

Total Return for the 12 Months Ended January 31, 2007

Class A	Class B	Class C	Class D	S&P 500® Index[1]	Lehman Brothers U.S. Aggregate Index[2]	Lipper Flexible Portfolio Funds Index[3]
9.24%	8.37%	8.44%	9.45%	14.51%	4.28%	10.54%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The equity market performed well in the 12 months ended January 31, 2007, despite encountering volatility in the first half of the period. Higher inflation levels and rising interest rates were a chief concern for investors, and the ongoing monetary tightening by the Federal Open Market Committee (the ‘‘Fed’’) stoked anxieties in the first half of 2006. In May, the Fed implemented its 16th consecutive increase to the target federal funds rate and stocks retreated in response. However, conditions began to stabilize in July after investors gained confidence that the Fed was likely to pause its interest rate increases. In the second half of the period, although third quarter gross domestic product (GDP) growth fell short of expectations, other positive economic data generally supported the view that the U.S. economy was not sinking into recession. As widely expected, the Fed left the federal funds rate unchanged for the remainder of the reporting period. Oil and gasoline prices continued to decline through January, bolstering consumer spending and retail sales in the fourth quarter of 2006. Stock prices were further supported by a healthy corporate environment. Given that corporate balance sheets had built significant stockpiles of cash in recent years, global merger and acquisition activity set a new record in 2006, and stock buybacks and dividend increases also trended upward. Companies continued to meet or exceed their earnings expectations, for the most part, although earnings growth was beginning to slow year over year.

In this environment, value stocks outperformed growth stocks for the 12 months overall, and the large-capitalization segment of the stock market bested the small- and mid-cap segments.

Performance Analysis

Morgan Stanley Allocator Fund underperformed the S&P 500® Index and the Lipper Flexible Portfolio Funds Index and outperformed the Lehman Brothers U.S. Aggregate Index for the 12 months ended January 31, 2007, assuming no deduction of applicable sales charges.

Over the entire period, on average, the Fund held approximately 80 percent of its assets in stocks and other equity securities and the remainder in fixed income, convertible securities and cash. While the Fund’s emphasis on stocks turned out to be beneficial as stocks outperformed bonds, sector allocation within the Fund’s equity portion hindered overall performance.

Compared to consensus expectations, management believed that both U.S. and global growth would remain durable, inflation pressures would continue to build, and therefore, interest rates would at least remain flat or even continue to rise. Until a material turn in the data, however, the portfolio management team expected cyclical sectors to outperform. As such, in January 2006, the Fund reduced its holdings in the more defensive names within the consumer staples sector and increased its weighting in the more cyclical materials sector. This reallocation at the start of the year served the Fund well, as consumer staples underperformed and materials outperformed the broader market during the first half of the period under review.

Throughout the first quarter of the period, the Fund’s largest sector overweight was in the technology sector, with a focus on semiconductors. Despite the support from economic fundamentals, the semiconductor industry underperformed the broad market and the Fund’s allocation to this industry group was a drag on performance. The Fund then neutralized the position and rotated into defensive sectors in anticipation of an increase in volatility and a correction in stock prices.

With the Fed continuing to raise interest rates throughout in the first six months of the period, the Fund reduced its exposure to interest rate sensitive sectors, particularly those exposed to a softening housing market. This positioning resulted in a significant underweight in the banking sector— specifically those companies with greater exposure to the mortgage lending business. The Fund benefited from this position as both the thrifts and mortgage sector and the homebuilding sector underperformed the broad market. To summarize, broad exposures to economically sensitive industries led to the Fund’s underperformance during 2006 fiscal year. Information technology, industrial and energy sector weights, while tactically adjusted throughout the period, negatively impacted performance overall. Healthcare, financials and consumer sectors provided mixed results, while exposure to utilities, telecommunication service and basic materials helped performance overall.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
U.S. Treasury Securities	4.4%
Exxon Mobil Corp.	2.6
Citigroup, Inc.	1.9
General Electric Co.	1.9
Microsoft Corp.	1.8
AT&T Inc.	1.7
Bank of America Corp.	1.6
Amgen Inc.	1.4
JPMorgan Chase & Co.	1.2
American International Group, Inc.	1.1

PORTFOLIO COMPOSITION*
Common Stocks	79.7%
Short-Term Investments	9.7
U.S. Government Agencies & Obligations	5.0
Other Securities	2.5
Convertible Bonds	1.7
Corporate Bonds	1.4

* Does not include outstanding long futures with an underlying face amount of $5,017,250 and outstanding short futures with an underlying face amount of $5,723,625 with net unrealized appreciation of $17,019.

Data as of January 31, 2007. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., actively allocates the Fund’s assets among the three major asset categories of equity securities (including depositary receipts), fixed-income securities and money market instruments, the combination of which will be varied from time to time both with respect to industry sector weightings and types of securities in response to changing market and economic trends. There is no limit as to the percentage of assets that may be allocated to any one asset class. The Fund may invest 100 percent of its assets in any one of the three major asset categories mentioned above at any time. It is anticipated that there will be significant fluctuations in the allocations over time and thus, the Fund may exhibit higher volatility than other funds.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and
Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns — Period Ended January 31, 2007

	Class A Shares* (since 02/26/03)		Class B Shares** (since 02/26/03)		Class C Shares† (since 02/26/03)		Class D Shares†† (since 02/26/03)
Symbol	ALRAX		ALRBX		ALRCX		ALRDX
1 Year	9.24%	[4]	8.37%	[4]	8.44%	[4]	9.45%	[4]
	3.50	[5]	3.47	[5]	7.46	[5]	—
Since Inception	9.88	[4]	9.05	[4]	9.05	[4]	10.13	[4]
	8.38	[5]	8.65	[5]	9.05	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Flexible Portfolio Funds classification as of the date of this report.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on January 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/06 – 01/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	08/01/06	01/31/07	08/01/06 – 01/31/07
Class A
Actual (9.96% return)	$1,000.00	$1,099.60	$7.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.97
Class B
Actual (9.50% return)	$1,000.00	$1,095.00	$11.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.52	$10.76
Class C
Actual (9.47% return)	$1,000.00	$1,094.70	$11.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.52	$10.76
Class D
Actual (9.98% return)	$1,000.00	$1,099.80	$5.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.56	$5.70

*	Expenses are equal to the Fund’s annualized expense ratios of 1.37%, 2.12%, 2.12% and 1.12% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (79.8%)
	Advertising/Marketing Services (0.2%)
942	Idearc Inc.*	$30,540
2,575	Interpublic Group of Companies, Inc. (The)*	33,887
990	Omnicom Group, Inc.	104,148
		168,575
	Aerospace & Defense (2.0%)
5,865	Boeing Co.	525,269
975	Empresa Brasileira de Aeronautica S.A. (ADR) (Brazil)	39,536
2,377	General Dynamics Corp.	185,763
708	Goodrich Corp.	34,706
692	L-3 Communications Holdings, Inc.	56,979
2,156	Lockheed Martin Corp.	209,542
2,093	Northrop Grumman Corp.	148,477
4,772	Raytheon Co.	247,667
2,646	Rockwell Collins, Inc.	180,484
		1,628,423
	Agricultural Commodities/Milling (0.4%)
5,060	Archer-Daniels-Midland Co.	161,920
1,250	Bunge Ltd. (Bermuda)	96,188
3,258	MGP Ingredients, Inc.	71,904
		330,012
	Air Freight/Couriers (0.9%)
1,877	FedEx Corp.	207,221
6,827	United Parcel Service, Inc. (Class B)	493,456
		700,677
	Aluminum (0.2%)
6,197	Alcoa, Inc.	200,163
	Apparel/Footwear (0.6%)
3,696	Coach, Inc.*	169,499
1,137	Jones Apparel Group, Inc.	38,840
1,058	Liz Claiborne, Inc.	46,975
1,944	NIKE, Inc. (Class B)	192,087
864	V.F. Corp.	65,552
		512,953
	Apparel/Footwear Retail (0.3%)
3,275	Gap, Inc. (The)	62,782
1,971	Limited Brands, Inc.	55,070

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
1,190	Nordstrom, Inc.	$66,295
2,680	TJX Companies, Inc. (The)	79,248
		263,395
	Auto Parts: O.E.M. (0.5%)
1,797	Continental AG (Germany)	217,481
694	Eaton Corp.	54,375
1,126	Johnson Controls, Inc.	104,110
		375,966
	Automotive Aftermarket (0.5%)
2,576	Compagnie Generale des Etablissements Michelin (B Shares) (France)	235,674
3,116	Goodyear Tire & Rubber Co. (The)*	76,934
4,600	Sumitomo Rubber Industries, Ltd. (Japan)	54,348
		366,956
	Beverages: Alcoholic (0.3%)
4,474	Anheuser-Busch Companies, Inc.	228,040
1,051	Constellation Brands, Inc. (Class A)*	26,002
332	Molson Coors Brewing Co. (Class B)	26,826
		280,868
	Beverages: Non-Alcoholic (1.4%)
11,180	Coca-Cola Co. (The)	535,298
1,745	Coca-Cola Enterprises Inc.	35,807
734	Pepsi Bottling Group, Inc. (The)	23,216
8,977	PepsiCo, Inc.	585,659
		1,179,980
	Biotechnology (2.8%)
15,753	Amgen Inc.*	1,108,539
4,283	Biogen Idec Inc.*	207,040
4,532	Celgene Corp.*	243,278
3,644	Genzyme Corp.*	239,520
5,822	Gilead Sciences, Inc.*	374,471
2,904	MedImmune, Inc.*	100,653
296	Millipore Corp.*	20,270
		2,293,771
	Broadcasting (0.2%)
2,929	Clear Channel Communications, Inc.	106,381
1,292	Univision Communications, Inc. (Class A)*	46,137
		152,518

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Cable/Satellite TV (0.7%)
12,354	Comcast Corp. (Class A)*	$547,529
	Casino/Gaming (0.2%)
1,020	Harrah’s Entertainment, Inc.	86,170
1,944	International Game Technology	84,486
		170,656
	Chemicals: Agricultural (0.3%)
3,717	Monsanto Co.	204,770
	Chemicals: Major Diversified (0.8%)
6,561	Dow Chemical Co. (The)	272,544
6,290	Du Pont (E.I.) de Nemours & Co.	311,732
529	Eastman Chemical Co.	30,978
820	Hercules Inc.*	16,080
977	Rohm & Haas Co.	50,863
		682,197
	Chemicals: Specialty (0.4%)
1,534	Air Products & Chemicals, Inc.	114,528
455	Ashland Inc.	31,645
2,203	Praxair, Inc.	138,921
900	Sigma-Aldrich Corp.	34,155
		319,249
	Coal (0.0%)
977	CONSOL Energy, Inc.	33,638

	Commercial Printing/Forms (0.1%)
1,332	Donnelley (R.R.) & Sons Co.	49,417
	Computer Communications (1.2%)
2,348	Avaya Inc.*	30,125
33,278	Cisco Systems, Inc.*	884,862
3,079	Juniper Networks, Inc.*	55,791
909	QLogic Corp.*	16,635
		987,413
	Computer Peripherals (0.4%)
12,911	EMC Corp.*	180,625
553	Lexmark International, Inc. (Class A)*	34,856
2,090	Network Appliance, Inc.*	78,584
		294,065

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Computer Processing Hardware (1.9%)
4,325	Apple, Inc.*	$370,782
13,048	Dell Inc.*	316,414
15,019	Hewlett-Packard Co.	650,022
960	NCR Corp.*	45,494
18,902	Sun Microsystems, Inc.*	125,509
		1,508,221
	Construction Materials (0.1%)
662	Vulcan Materials Co.	67,418

	Containers/Packaging (0.2%)
694	Ball Corp.	32,146
699	Bemis Company, Inc.	23,703
954	Pactiv Corp.*	30,948
515	Sealed Air Corp.	33,938
785	Temple-Inland Inc.	39,203
		159,938
	Contract Drilling (0.3%)
1,615	Nabors Industries, Ltd. (Bermuda)*	48,902
631	Noble Corp. (Cayman Islands)	47,293
575	Rowan Companies, Inc.	18,912
1,501	Transocean Inc. (Cayman Islands)*	116,132
		231,239
	Data Processing Services (0.7%)
599	Affiliated Computer Services, Inc. (Class A)*	29,345
3,187	Automatic Data Processing, Inc.	152,084
998	Computer Sciences Corp.*	52,355
811	Convergys Corp.*	21,118
3,981	First Data Corp.	98,968
899	Fiserv, Inc.*	47,260
1,904	Paychex, Inc.	76,179
3,981	Western Union Co.	88,936
		566,245
	Department Stores (0.5%)
387	Dillard’s, Inc. (Class A)	13,290
3,376	Federated Department Stores, Inc.	140,070
1,975	Kohl’s Corp.*	140,047
1,377	Penney (J.C.) Co., Inc.	111,867
		405,274

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Discount Stores (1.1%)
703	Big Lots, Inc.*	$18,229
1,382	Costco Wholesale Corp.	77,641
1,792	Dollar General Corp.	30,356
864	Family Dollar Stores, Inc.	27,994
528	Sears Holdings Corp.*	93,271
5,140	Target Corp.	315,390
7,294	Wal-Mart Stores, Inc.	347,851
		910,732
	Drugstore Chains (0.9%)
4,796	CVS Corp.	161,385
2,846	Longs Drug Stores Corp.	122,378
28,398	Rite Aid Corp.*	174,932
412	Sally Beauty Holdings, Inc.*	3,626
5,929	Walgreen Co.	268,584
		730,905
	Electric Utilities (2.1%)
2,856	AES Corp. (The)*	59,376
678	Allegheny Energy, Inc.*	31,540
845	Ameren Corp.	44,878
1,641	American Electric Power Co., Inc.	71,433
1,334	CenterPoint Energy, Inc.	23,025
970	CMS Energy Corp.	16,189
1,014	Consolidated Edison, Inc.	48,956
705	Constellation Energy Group	51,148
1,492	Dominion Resources, Inc.	123,776
716	DTE Energy Co.	33,201
5,011	Duke Energy Corp.	98,666
1,403	Edison International	63,107
831	Entergy Corp.	77,158
2,871	Exelon Corp.	172,231
1,427	FirstEnergy Corp.	84,664
1,653	FPL Group, Inc.	93,642
1,453	PG&E Corp.	67,826
391	Pinnacle West Capital Corp.	19,077
1,661	PPL Corp.	59,132
1,058	Progress Energy, Inc.	50,297
1,069	Public Service Enterprise Group	71,655
3,059	Southern Co. (The)	111,745
2,585	Spectra Energy Corp.*	67,520
925	TECO Energy, Inc.	15,688

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
1,965	TXU Corp.	$106,267
1,708	Xcel Energy, Inc.	39,848
		1,702,045
	Electrical Products (0.4%)
1,048	American Power Conversion Corp.	32,216
519	Cooper Industries Ltd. (Class A) (Bermuda)	47,431
4,892	Emerson Electric Co.	219,993
763	Molex Inc.	22,425
		322,065
	Electronic Components (0.1%)
970	Jabil Circuit, Inc.	23,270
1,058	SanDisk Corp.*	42,532
3,242	Sanmina-SCI Corp.*	11,347
5,184	Solectron Corp.*	16,848
		93,997
	Electronic Equipment/Instruments (0.3%)
2,387	Agilent Technologies, Inc.*	76,384
1,402	JDS Uniphase Corp.*	24,928
1,039	Rockwell Automation, Inc.	63,597
499	Tektronix, Inc.	14,107
5,403	Xerox Corp.*	92,932
		271,948
	Electronic Production Equipment (0.4%)
8,388	Applied Materials, Inc.	148,719
3,959	ASML Holding N.V. (Netherlands)*	100,767
1,046	KLA-Tencor Corp.	51,495
680	Novellus Systems, Inc.*	20,964
1,147	Teradyne, Inc.*	17,090
318	Verigy Ltd. (Singapore)*	5,829
		344,864
	Electronics/Appliance Stores (0.4%)
3,720	Best Buy Co., Inc.	187,488
3,693	Circuit City Stores – Circuit City Group	75,374
4,376	RadioShack Corp.	96,710
		359,572
	Electronics/Appliances (0.1%)
1,562	Eastman Kodak Co.	40,393
356	Harman International Industries, Inc.	33,667
		74,060

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Engineering & Construction (0.0%)
461	Fluor Corp.	$38,079
	Environmental Services (0.2%)
1,464	Allied Waste Industries, Inc.*	18,725
3,386	Waste Management, Inc.	128,600
		147,325
	Finance/Rental/Leasing (0.1%)
1,336	CIT Group, Inc.	78,771
370	Ryder System, Inc.	20,180
		98,951
	Financial Conglomerates (3.6%)
27,876	Citigroup, Inc.	1,536,804
18,968	JPMorgan Chase & Co.	966,040
1,411	Principal Financial Group, Inc.	86,932
2,502	Prudential Financial, Inc.	223,003
1,867	State Street Corp.	132,650
		2,945,429
	Financial Publishing/Services (0.4%)
772	Equifax, Inc.	32,061
2,114	McGraw-Hill Companies, Inc. (The)	141,807
1,683	Moody’s Corp.	120,435
		294,303
	Food Distributors (0.1%)
1,819	Sysco Corp.	62,846
	Food Retail (0.3%)
4,051	Kroger Co. (The)	103,706
2,493	Safeway Inc.	89,823
984	SUPERVALU, Inc.	37,372
979	Whole Foods Market, Inc.	42,283
		273,184
	Food: Specialty/Candy (0.1%)
5,000	Cosan SA Industria e Comercio (Brazil)*	95,729
	Forest Products (0.2%)
764	Louisiana-Pacific Corp.	17,503
1,676	Weyerhaeuser Co.	125,700
		143,203

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Gas Distributors (0.2%)
1,834	Dynegy Inc. (Class A)*	$12,930
711	KeySpan Corp.	29,009
207	Nicor Inc.	9,419
1,141	NiSource, Inc.	27,156
183	Peoples Energy Corp.	7,970
1,044	Sempra Energy	59,905
		146,389
	Home Furnishings (0.1%)
1,608	Newell Rubbermaid, Inc.	47,500
	Hospital/Nursing Management (0.1%)
1,219	Health Management Associates, Inc. (Class A)	23,710
400	Manor Care, Inc.	21,296
2,425	Tenet Healthcare Corp.*	17,120
		62,126
	Hotels/Resorts/Cruiselines (0.6%)
2,308	Carnival Corp.‡ (Panama)	119,000
1,725	Hilton Hotels Corp.	61,048
1,822	Marriott International, Inc. (Class A)	87,711
2,803	Starwood Hotels & Resorts Worldwide, Inc.	175,412
1,157	Wyndham Worldwide Corp.*	36,098
		479,269
	Household/Personal Care (1.1%)
412	Alberto-Culver Co.	9,422
2,299	Avon Products, Inc.	79,063
373	Clorox Co. (The)	24,402
1,306	Colgate-Palmolive Co.	89,200
582	Estee Lauder Companies, Inc. (The) (Class A)	27,645
519	International Flavors & Fragrances, Inc.	25,161
1,159	Kimberly-Clark Corp.	80,435
8,738	Procter & Gamble Co. (The)	566,834
		902,162
	Industrial Conglomerates (3.9%)
2,967	3M Co.	220,448
1,153	Danaher Corp.	85,391
42,116	General Electric Co.†	1,518,282
7,111	Honeywell International, Inc.	324,902
1,600	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	68,608
868	ITT Corp.	51,776
1,603	Textron, Inc.	149,351

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
7,972	Tyco International Ltd. (Bermuda)	$254,147
7,828	United Technologies Corp.	532,461
		3,205,366
	Industrial Machinery (0.1%)
1,093	Illinois Tool Works Inc.	55,732
545	Parker Hannifin Corp.	45,104
		100,836
	Industrial Specialties (0.2%)
1,247	Ecolab Inc.	54,743
1,117	PPG Industries, Inc.	74,046
		128,789
	Information Technology Services (1.3%)
1,047	Cap Gemini S.A. (France)	66,644
897	Citrix Systems, Inc.*	28,408
2,787	Electronic Data Systems Corp.	73,326
8,450	International Business Machines Corp.	837,818
9,412	LogicaCMG PLC (United Kingdom)	31,728
1,897	Unisys Corp.*	16,352
		1,054,276
	Insurance Brokers/Services (0.2%)
1,648	AON Corp.	59,097
2,738	Marsh & McLennan Companies, Inc.	80,771
		139,868
	Integrated Oil (4.2%)
10,303	Chevron Corp.	750,883
7,378	ConocoPhillips	489,973
28,596	Exxon Mobil Corp.	2,118,964
1,014	Hess Corp.	54,746
868	Murphy Oil Corp.	43,148
		3,457,714
	Internet Retail (0.1%)
1,818	Amazon.com, Inc.*	68,484

	Internet Software/Services (0.9%)
1,091	Google Inc. (Class A)*	546,918
1,332	VeriSign, Inc.*	31,835
6,905	Yahoo! Inc.*	195,481
		774,234

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Investment Banks/Brokers (3.2%)
1,355	Ameriprise Financial, Inc.	$79,891
1,251	Bear Stearns Companies, Inc. (The)	206,227
135	Chicago Mercantile Exchange Holdings Inc. (Class A)	76,046
3,679	E*TRADE Financial Corp.*	89,694
3,881	Goldman Sachs Group, Inc. (The)	823,393
4,627	Lehman Brothers Holdings Inc.	380,524
7,638	Merrill Lynch & Co., Inc.	714,611
10,996	Schwab (Charles) Corp. (The)	208,044
		2,578,430
	Investment Managers (0.5%)
497	Federated Investors, Inc. (Class B)	17,549
833	Franklin Resources, Inc.	99,219
1,192	Janus Capital Group, Inc.	24,412
710	Legg Mason, Inc.	74,444
2,315	Mellon Financial Corp.	98,943
1,475	Price (T.) Rowe Group, Inc.	70,785
		385,352
	Life/Health Insurance (0.7%)
2,491	AFLAC, Inc.	118,597
1,908	Genworth Financial Inc. (Class A)	66,589
1,449	Lincoln National Corp.	97,286
3,855	MetLife, Inc.	239,473
490	Torchmark Corp.	31,845
1,485	UnumProvident Corp.	32,670
		586,460
	Major Banks (3.4%)
25,434	Bank of America Corp.	1,337,320
4,340	Bank of New York Co., Inc. (The)	173,643
1,004	Comerica, Inc.	59,537
8,933	Wachovia Corp.	504,714
19,107	Wells Fargo & Co.	686,323
		2,761,537
	Major Telecommunications (3.3%)
2,564	ALLTEL Corp.	157,148
36,294	AT&T Inc.	1,365,743
982	Embarq Corp.	54,511
20,067	Sprint Nextel Corp.	357,795
19,229	Verizon Communications, Inc.	740,701
		2,675,898

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Managed Health Care (1.2%)
2,821	Aetna, Inc.	$118,933
1,090	Caremark Rx, Inc.	66,773
527	CIGNA Corp.	69,775
806	Coventry Health Care, Inc.*	41,549
783	Humana Inc.*	43,457
6,875	UnitedHealth Group Inc.	359,288
3,264	WellPoint Inc.*	255,832
		955,607
	Media Conglomerates (2.0%)
4,546	CBS Corp. (Class B)	141,699
12,933	Disney (Walt) Co. (The)	454,854
13,846	News Corp. (Class A)	321,919
23,871	Time Warner, Inc.	522,059
4,206	Viacom, Inc. (Class B)*	171,058
		1,611,589
	Medical Distributors (0.4%)
1,039	AmerisourceBergen Corp.	54,423
2,106	Cardinal Health, Inc.	150,411
1,459	McKesson Corp.	81,339
715	Patterson Companies Inc.*	26,891
		313,064
	Medical Specialties (1.6%)
857	Applera Corp. – Applied Biosystems Group	29,789
498	Bard (C.R.), Inc.	41,095
276	Bausch & Lomb, Inc.	15,368
3,365	Baxter International, Inc.	167,106
1,262	Becton, Dickinson & Co.	97,098
1,226	Biomet, Inc.	51,933
6,474	Boston Scientific Corp.*	119,445
802	Hospira, Inc.*	29,498
6,169	Medtronic, Inc.	329,733
637	Pall Corp.	22,142
684	PerkinElmer, Inc.	16,327
1,806	St. Jude Medical, Inc.*	77,225
1,456	Stryker Corp.	90,185
2,132	Thermo Fisher Scientific, Inc.*	102,016
503	Waters Corp.*	28,515
1,302	Zimmer Holdings, Inc.*	109,654
		1,327,129

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services (0.1%)
830	Cintas Corp.	$34,155
705	Sabre Holdings Corp. (Class A)	22,779
		56,934
	Miscellaneous Manufacturing (0.1%)
967	Dover Corp.	47,963
	Motor Vehicles (0.4%)
10,776	Ford Motor Co.	87,609
3,314	General Motors Corp.	108,832
1,570	Harley-Davidson, Inc.	107,184
		303,625
	Multi-Line Insurance (1.4%)
12,987	American International Group, Inc.	888,960
1,518	Hartford Financial Services Group, Inc. (The)	144,073
2,064	Loews Corp.	89,701
587	SAFECO Corp.	37,574
		1,160,308
	Office Equipment/Supplies (0.1%)
653	Avery Dennison Corp.	44,639
1,404	Pitney Bowes, Inc.	67,209
		111,848
	Oil & Gas Pipelines (0.2%)
3,325	El Paso Corp.	51,604
526	Kinder Morgan, Inc.	55,756
2,893	Williams Companies, Inc. (The)	78,082
		185,442
	Oil & Gas Production (1.0%)
2,402	Anadarko Petroleum Corp.	105,088
1,687	Apache Corp.	123,100
2,039	Chesapeake Energy Corp.	60,375
2,091	Devon Energy Corp.	146,558
1,300	EOG Resources, Inc.	89,869
4,636	Occidental Petroleum Corp.	214,925
1,732	XTO Energy Inc.	87,414
		827,329

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Oil Refining/Marketing (0.5%)
1,683	Marathon Oil Corp.	$152,042
715	Sunoco, Inc.	45,138
3,268	Valero Energy Corp.	177,387
		374,567
	Oilfield Services/Equipment (1.0%)
1,712	Baker Hughes Inc.	118,179
1,722	BJ Services Co.	47,631
5,121	Halliburton Co.	151,274
891	National-Oilwell Varco Inc.*	54,030
6,267	Schlumberger Ltd. (Netherlands Antilles)	397,892
1,878	Weatherford International Ltd. (Bermuda)*	75,834
		844,840
	Other Consumer Services (0.4%)
803	Apollo Group, Inc. (Class A)*	34,850
1,876	Block (H.&R.), Inc.	46,150
6,380	eBay Inc.*	206,648
		287,648
	Other Consumer Specialties (0.1%)
835	Fortune Brands, Inc.	69,906
	Other Metals/Minerals (0.2%)
1,443	Phelps Dodge Corp.	178,355
	Other Transportation (0.2%)
350	Aeroports de Paris (ADP) (France)*	29,297
38,000	Beijing Capital International Airport Co., Ltd. (China)	35,231
330	Fraport AG (Germany)	25,255
8,000	Grupo Aeroportuario del Pacifico SA de CV (B Shares) (Mexico)	32,553
7,300	Grupo Aeroportuario del Sureste S.A.B. de C.V. (Class B Shares) (Mexico)	31,680
2,400	Japan Airport Terminal Co., Ltd. (Japan)	31,290
		185,306
	Packaged Software (2.9%)
3,233	Adobe Systems Inc.*	125,667
1,269	Autodesk, Inc.*	55,481
1,163	BMC Software, Inc.*	39,996
2,478	CA Inc.	60,835
2,129	Compuware Corp.*	19,097
1,807	Intuit Inc.*	56,830
48,196	Microsoft Corp.	1,487,329
2,015	Novell, Inc.*	14,609
20,789	Oracle Corp.*	356,739

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
658	Parametric Technology Corp.*	$13,042
10,522	Sage Group PLC (The) (United Kingdom)	55,836
5,596	Symantec Corp.*	99,105
		2,384,566
	Personnel Services (0.2%)
1,312	Monster Worldwide Inc.*	64,826
1,884	Robert Half International, Inc.	76,679
		141,505
	Pharmaceuticals: Generic Drugs (0.0%)
305	Barr Pharmaceuticals Inc.*	16,324
615	Mylan Laboratories, Inc.	13,616
311	Watson Pharmaceuticals, Inc.*	8,465
		38,405
	Pharmaceuticals: Major (2.6%)
4,114	Abbott Laboratories	218,042
5,338	Bristol-Myers Squibb Co.	153,681
7,674	Johnson & Johnson	512,623
2,741	Lilly (Eli) & Co.	148,343
5,480	Merck & Co., Inc.	245,230
20,761	Pfizer, Inc.	544,769
4,027	Schering-Plough Corp.	100,675
3,754	Wyeth	185,485
		2,108,848
	Pharmaceuticals: Other (0.2%)
390	Allergan, Inc.	45,517
921	Forest Laboratories, Inc.*	51,677
760	King Pharmaceuticals, Inc.*	13,574
		110,768
	Precious Metals (0.2%)
1,377	Freeport-McMoRan Copper & Gold, Inc. (Class B)	79,191
2,469	Newmont Mining Corp.	111,352
		190,543
	Property – Casualty Insurers (0.9%)
1,655	ACE Ltd. (Cayman Islands)	95,626
3,281	Allstate Corp. (The)	197,385
2,023	Chubb Corp. (The)	105,277
855	Cincinnati Financial Corp.	38,253
1,005	Progressive Corp. (The)	23,306

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
3,527	St. Paul Travelers Companies, Inc. (The)	$179,348
855	XL Capital Ltd. (Class A) (Cayman Islands)	58,995
		698,190
	Publishing: Books/Magazines (0.0%)
261	Meredith Corp.	15,389
	Publishing: Newspapers (0.2%)
368	Dow Jones & Co., Inc.	13,877
1,383	Gannett Co., Inc.	80,408
897	New York Times Co. (The) (Class A)	20,712
470	Scripps (E.W.) Co. (The) (Class A)	22,950
1,274	Tribune Co.	38,908
		176,855
	Pulp & Paper (0.2%)
3,320	International Paper Co.	111,884
1,210	MeadWestvaco Corp.	36,469
		148,353
	Railroads (0.7%)
2,313	Burlington Northern Santa Fe Corp.	185,873
2,679	CSX Corp.	98,560
2,510	Norfolk Southern Corp.	124,622
1,640	Union Pacific Corp.	165,640
		574,695
	Real Estate Development (0.0%)
243	Realogy Corp.*	7,266
	Real Estate Investment Trusts (1.0%)
529	Apartment Investment & Management Co. (Class A)	33,131
1,233	Archstone-Smith Trust	77,938
495	Boston Properties, Inc.	62,415
2,369	Equity Office Properties Trust	131,598
1,703	Equity Residential	95,845
1,165	Kimco Realty Corp.	57,784
1,042	Plum Creek Timber Co., Inc.	41,941
1,423	ProLogis	92,495
445	Public Storage, Inc.	48,398
1,049	Simon Property Group, Inc.	119,995
659	Vornado Realty Trust	80,629
		842,169

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Recreational Products (0.2%)
551	Brunswick Corp.	$18,795
1,691	Electronic Arts Inc.*	84,550
949	Hasbro, Inc.	26,952
2,230	Mattel, Inc.	54,323
		184,620
	Regional Banks (0.5%)
1,022	Northern Trust Corp.	62,087
10,379	U.S. Bancorp	369,492
		431,579
	Restaurants (0.8%)
674	Darden Restaurants, Inc.	26,380
6,909	McDonald’s Corp.	306,414
4,279	Starbucks Corp.*	149,508
923	Tim Hortons, Inc. (Canada)	28,613
669	Wendy’s International, Inc.	22,719
1,491	Yum! Brands, Inc.	89,475
		623,109
	Semiconductors (0.9%)
1,463	Advanced Micro Devices, Inc.*	22,750
1,074	Altera Corp.*	21,534
904	Analog Devices, Inc.	29,606
1,257	Broadcom Corp. (Class A)*	40,123
15,697	Intel Corp.	329,009
829	Linear Technology Corp.	25,658
1,013	LSI Logic Corp.*	9,522
857	Maxim Integrated Products, Inc.	26,396
2,168	Micron Technology, Inc.*	28,076
845	National Semiconductor Corp.	19,545
953	NVIDIA Corp.*	29,209
555	PMC – Sierra, Inc.*	3,497
4,418	Texas Instruments Inc.	137,797
854	Xilinx, Inc.	20,752
		743,474
	Services to the Health Industry (0.3%)
678	Express Scripts, Inc.*	47,135
1,049	IMS Health Inc.	30,274
623	Laboratory Corp. of America Holdings*	45,753
1,574	Medco Health Solutions, Inc.*	93,197
834	Quest Diagnostics Inc.	43,768
		260,127

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Specialty Insurance (0.1%)
497	Ambac Financial Group, Inc.	$43,786
648	MBIA Inc.	46,546
		90,332
	Specialty Stores (0.3%)
922	AutoNation, Inc.*	20,699
273	AutoZone, Inc.*	34,297
1,682	Office Depot, Inc.*	62,890
390	OfficeMax Inc.	18,833
4,276	Staples, Inc.	109,979
824	Tiffany & Co.	32,350
		279,048
	Specialty Telecommunications (0.3%)
786	CenturyTel, Inc.	35,244
2,232	Citizens Communications Co.	32,721
10,693	Qwest Communications International Inc.*	87,148
3,279	Windstream Corp.	48,792
		203,905
	Steel (0.3%)
544	Allegheny Technologies, Inc.	56,298
2,240	Nucor Corp.	144,570
820	United States Steel Corp.	68,462
		269,330
	Telecommunication Equipment (2.4%)
697	ADC Telecommunications, Inc.*	11,249
4,932	Alcatel – Lucant (ADR) (France)	64,116
1,039	Andrew Corp.*	11,034
557	Ciena Corp.*	15,646
1,068	Comverse Technology, Inc.*	20,666
9,662	Corning Inc.*	201,356
2,080	Garmin Ltd. (Cayman Islands)	104,458
13,360	Motorola, Inc.	265,196
20,480	Nokia Oyj (Finland)	450,654
9,313	QUALCOMM Inc.	350,727
110,531	Telefonaktiebolaget LM Ericsson (B Shares) (Sweden)	438,829
2,540	Tellabs, Inc.*	25,578
		1,959,509

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

NUMBER OF SHARES		VALUE
	Tools/Hardware (0.1%)
411	Black & Decker Corp. (The)	$35,872
357	Snap-On, Inc.	17,211
389	Stanley Works (The)	22,274
		75,357
	Trucks/Construction/Farm Machinery (0.5%)
3,217	Caterpillar Inc.	206,113
228	Cummins Inc.	30,680
1,137	Deere & Co.	114,018
364	Navistar International Corp.*	16,103
1,186	PACCAR, Inc.	79,308
		446,222
	Wholesale Distributors (0.1%)
993	Genuine Parts Co.	47,187
396	Grainger (W.W.), Inc.	30,749
		77,936
	Total Common Stocks (Cost $52,652,786)	65,069,013
	Investment Trusts/Mutual Funds (1.3%)
2,000	iShares Silver Trust*	270,040
13,000	Market Vectors Gold Miners	513,500
4,100	streetTRACKS Gold Trust*	265,516
	Total Investment Trusts/Mutual Funds (Cost $1,005,077)	1,049,056

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (1.4%)
	Advertising/Marketing Services (0.0%)
$10	Interpublic Group of Companies, Inc. (The)	5.40%	11/15/09	9,875
	Aerospace & Defense (0.0%)
15	Systems 2001 Asset Trust – 144A** (Cayman Islands)	6.664	09/15/13	15,752
	Air Freight/Couriers (0.1%)
40	FedEx Corp.	2.65	04/01/07	39,826
10	FedEx Corp.	7.25	02/15/11	10,608
				50,434
	Beverages: Alcoholic (0.0%)
15	FBG Finance Ltd. – 144A** (Australia)	5.125	06/15/15	14,147
15	Miller Brewing Co. – 144A**	4.25	08/15/08	14,727
				28,874

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Cable/Satellite TV (0.1%)
$20	Comcast Cable Communications, Inc.	6.75%		01/30/11	$20,918
20	EchoStar DBS Corp.	6.375		10/01/11	19,875
					40,793
	Chemicals: Major Diversified (0.0%)
15	ICI Wilmington Inc.	4.375		12/01/08	14,705
	Electric Utilities (0.1%)
5	Detroit Edison Co. (The)	6.125		10/01/10	5,095
10	Entergy Gulf States, Inc.	3.60		06/01/08	9,736
10	Entergy Gulf States, Inc.	5.769	††	12/01/09	9,989
10	Entergy Gulf States, Inc. – 144A**	6.10	††	12/08/08	10,028
5	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	4,984
14	PSEG Energy Holdings Inc.	8.625		02/15/08	14,367
10	Texas Eastern Transmission, LP	7.00		07/15/32	11,106
15	Wisconsin Electric Power Co.	3.50		12/01/07	14,767
					80,072
	Electronics/Appliances (0.0%)
10	LG Electronics Inc. – 144A** (South Korea)	5.00		06/17/10	9,773
	Finance/Rental/Leasing (0.1%)
20	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	19,475
15	Ford Motor Credit Co.	7.25		10/25/11	14,653
25	MBNA Corp. (Series MTN-F)	5.79	††	05/05/08	25,155
20	Nationwide Building Society – 144A** (United Kingdom)	4.25		02/01/10	19,338
20	Residential Capital Corp.	6.375		06/30/10	20,182
15	SLM Corp.	4.00		01/15/10	14,454
					113,257
	Financial Conglomerates (0.1%)
45	General Electric Capital Corp. (Series MTN-A)	5.45		01/15/13	45,217
25	General Motors Acceptance Corp. LLC	6.875		09/15/11	25,396
					70,613
	Food: Major Diversified (0.1%)
10	ConAgra Foods, Inc.	7.00		10/01/28	10,727
80	General Mills Inc.	5.125		02/15/07	79,993
					90,720
	Gas Distributors (0.1%)
20	NiSource Finance Corp.	5.94	††	11/23/09	20,027
10	Sempra Energy	4.621		05/17/07	9,974
					30,001

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Home Furnishings (0.0%)
$10	Mohawk Industries, Inc. (Series D)	7.20%		04/15/12	$10,360
	Hotels/Resorts/Cruiselines (0.1%)
25	Hyatt Equities LLC – 144A**	6.875		06/15/07	25,083
10	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	10,043
					35,126
	Household/Personal Care (0.0%)
20	Clorox Co. (The)	5.485	††	12/14/07	20,026
	Insurance Brokers/Services (0.1%)
100	Farmers Exchange Capital – 144A**	7.05		07/15/28	103,715
	Major Banks (0.1%)
90	Wachovia Corp.	5.30		10/15/11	90,134

	Major Telecommunications (0.1%)
15	AT&T Corp.	8.00		11/15/31	18,661
15	France Telecom S.A. (France)	8.50		03/01/31	19,673
10	SBC Communications, Inc.	6.15		09/15/34	9,856
10	Sprint Capital Corp.	8.75		03/15/32	11,906
15	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	14,361
15	Telefonica Europe BV (Netherlands)	8.25		09/15/30	18,145
					92,602
	Managed Health Care (0.0%)
10	WellPoint, Inc.	4.25		12/15/09	9,699
	Motor Vehicles (0.0%)
5	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	5,941
	Multi-Line Insurance (0.1%)
35	AIG SunAmerica Global Financing VI – 144A**	6.30		05/10/11	36,299
10	American General Finance Corp. (Series MTN-I)	4.625		05/15/09	9,823
10	AXA Financial, Inc.	6.50		04/01/08	10,097
					56,219
	Other Metals/Minerals (0.0%)
15	Brascan Corp. (Canada)	7.125		06/15/12	16,050
	Property – Casualty Insurers (0.1%)
10	Platinum Underwriters Finance Holdings, Ltd. (Series B)	7.50		06/01/17	10,478
10	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	9,940
20	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	19,937
25	XLLIAC Global Funding – 144A**	4.80		08/10/10	24,449
					64,804

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Pulp & Paper (0.0%)
$25	Bowater Canada Finance (Canada)	7.95%		11/15/11	$25,188
	Railroads (0.0%)
5	Union Pacific Corp.	6.625		02/01/08	5,046
	Regional Banks (0.0%)
15	Marshall & Ilsley Bank (Series BKN-T)	3.80		02/08/08	14,767
	Savings Banks (0.1%)
35	Household Finance Corp.	8.00		07/15/10	37,824
13	Washington Mutual Inc.	8.25		04/01/10	14,005
					51,829
	Trucks/Construction/Farm Machinery (0.0%)
20	Caterpillar Financial Services Corp. (Series MTN-F)	5.43	††	08/20/07	20,018
	Total Corporate Bonds (Cost $1,177,129)				1,176,393
	U.S. Government & Agencies Obligations (5.0%)
	Federal National Mortgage Assoc.
73		7.00		07/01/29	75,378
31		7.00		04/01/32	32,410
294		7.00		11/01/34	301,956
6		7.00		12/01/35	5,766
75	Federal National Mortgage Assoc. ARM	7.323		07/01/36	76,150
	U.S. Treasury Bonds
1,125		6.125		08/15/29	1,296,036
85		6.375		08/15/27	99,729
50		8.125		08/15/21	65,965
2,130	U.S. Treasury Notes	5.625		05/15/08	2,146,392
	Total U.S. Government & Agencies Obligations (Cost $4,169,142)				4,099,782
	Convertible Bonds (1.7%)
	Airlines (1.0%)
350	Continental Airlines Inc.	5.00		06/15/23	781,812
	Electronic Equipment/Instruments (0.3%)
300	JDS Uniphase Corp.	0.00		11/15/10	278,250
	Internet Retail (0.4%)
300	Amazon.com, Inc.	4.75		02/01/09	295,500
	Total Convertible Bonds (Cost $853,971)				1,355,562
	Asset-Backed Securities (0.5%)
	Finance/Rental/Leasing
150	American Express Credit Account Master Trust 2002-3 A	5.43	††	12/15/09	150,149
21	Capital Auto Receivables Asset Trust 2003-3 A3B	5.40	††	01/15/08	20,525

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$100	GE Capital Credit Card Master Note Trust 2004-1 A	5.37	††%	06/15/10	$100,088
100	GE Capital Credit Card Master Note Trust 2004-2 A	5.36	††	09/15/10	100,100
25	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	††	11/17/14	24,632
	Total Asset-Backed Securities (Cost $395,739)				395,494
	Collateralized Mortgage Obligations (0.3%)
57	Greenpoint Mortgage Funding Trust 2006-AR2 3A2	5.64	††	03/25/36	57,054
46	Harborview Mortgage Loan Trust 2006-1 2A1A	5.56	††	03/19/37	46,129
50	Structured Asset Mortgage Investments Inc. 2006-AR1 2A2	5.63	††	02/25/36	50,506
61	Structured Asset Mortgage Investments Inc. 2006-AR2 A2	5.63	††	02/25/36	60,909
35	Washington Mutual Bank 2005-AR6 2AB3	5.59	††	04/25/45	34,910
28	Washington Mutual Bank 2005-AR15 A1B1	5.57	††	11/25/45	27,832
	Total Collateralized Mortgage Obligations (Cost $276,560)				277,340

NUMBER OF SHARES
Convertible Preferred Stock (0.3%)
Life/Health Insurance
8,800	MetLife, Inc. (Series B) $6.375 (Cost $227,920)	276,496

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (9.8%)
	U.S. Government Agencies & Obligations (a) (0.6%)
$425	Federal National Mortgage Assoc.	5.15%	02/14/07	424,210
50	U.S. Treasury Bills†	4.915	07/12/07	48,901
	Total U.S. Government Agencies & Obligations (Cost $473,111)			473,111
	Repurchase Agreement (9.2%)
7,471	Joint repurchase agreement account (dated 01/31/07; proceeds $7,472,092) (b) (Cost $7,471,000)	5.26	02/01/07	7,471,000
	Total Short-Term Investments (Cost $7,944,111)			7,944,111
	Total Investments (Cost $68,702,435) (c) (d)		100.1%	81,643,247
	Lilabilities in Excess of Other Assets		(0.1)	(119,492)
	Net Assets		100.0%	$81,523,755

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Portfolio of Investments January 31, 2007 continued

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
BKN	Bank Note.
MTN	Medium-Term Note.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	A portion of this securities has been physically segregated in connection with open futures contracts in the amount of $7,810.
††	Variable rate security; rate shown is the rate in effect at January 31, 2007.
‡	Consists of one or more class of securities traded together as a unit. Stocks with attached paired trust shares.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $10,899,503 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $69,166,148. The aggregate gross unrealized appreciation is $12,905,477 and the aggregate gross unrealized depreciation is $428,378, resulting in net unrealized appreciation of $12,477,099.

Futures Contracts Open at January 31, 2007:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
47	Long	U.S. Treasury Notes 10 Year, March 2007	$5,017,250	$(74,707)
5	Short	U.S. Treasury Notes 2 Year, March 2007	(1,017,969)	5,440
19	Short	U.S. Treasury Bonds 30 Year, March 2007	(2,092,375)	62,144
25	Short	U.S. Treasury Notes 5 Year, March 2007	(2,613,281)	24,142
		Net Unrealized Appreciation		$17,019

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2007

Assets:
Investments in securities, at value (cost $68,702,435)	$81,643,247
Receivable for:
Interest	93,574
Dividends	54,318
Shares of beneficial interest sold	625
Prepaid expenses and other assets	8,578
Total Assets	81,800,342
Liabilities:
Payable for:
Shares of beneficial interest redeemed	68,547
Distribution fee	65,979
Investment advisory fee	49,731
Administration fee	5,938
Variation margin	3,391
Transfer agent fee	507
Accrued expenses and other payables	82,494
Total Liabilities	276,587
Net Assets	$81,523,755
Composition of Net Assets:
Paid-in-capital	$68,622,086
Net unrealized appreciation	12,957,824
Accumulated undistributed net investment income	84,079
Accumulated net realized loss	(140,234)
Net Assets	$81,523,755
Class A Shares:
Net Assets	$10,807,203
Shares Outstanding (unlimited authorized, $.01 par value)	968,612
Net Asset Value Per Share	$11.16
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.78
Class B Shares:
Net Assets	$60,091,288
Shares Outstanding (unlimited authorized, $.01 par value)	5,477,062
Net Asset Value Per Share	$10.97
Class C Shares:
Net Assets	$9,702,666
Shares Outstanding (unlimited authorized, $.01 par value)	884,921
Net Asset Value Per Share	$10.96
Class D Shares:
Net Assets	$922,598
Shares Outstanding (unlimited authorized, $.01 par value)	82,276
Net Asset Value Per Share	$11.21

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements continued

Statement of Operations

For the year ended January 31, 2007

Net Investment Income:
Income
Dividends (net of $2,897 foreign withholding tax)	$1,373,416
Interest	699,490
Total Income	2,072,906
Expenses
Distribution fee (Class A shares)	28,867
Distribution fee (Class B shares)	673,574
Distribution fee (Class C shares)	100,321
Investment advisory fee	608,801
Shareholder reports and notices	81,285
Professional fees	74,948
Administration fee	72,693
Transfer agent fees and expenses	66,047
Registration fees	58,825
Custodian fees	50,378
Trustees’ fees and expenses	1,620
Other	12,471
Total Expenses	1,829,830
Less: expense offset	(354)
Net Expenses	1,829,476
Net Investment Income	243,430
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	8,782,246
Futures contracts	(139,303)
Option purchased contracts	(578,681)
Option written contracts	(25,181)
Foreign exchange transactions	47,816
Capital gain distribution received	404
Net Realized Gain	8,087,301
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(1,327,625)
Futures contracts	37,365
Net translation of other assets and liabilities denominated in foreign currencies	(7)
Net Depreciation	(1,290,267)
Net Gain	6,797,034
Net Increase	$7,040,464

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JANUARY 31, 2007	FOR THE YEAR ENDED JANUARY 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$243,430	$(187,463)
Net realized gain	8,087,301	1,661,513
Net change in unrealized appreciation/depreciation	(1,290,267)	7,857,167
Net Increase	7,040,464	9,331,217
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(95,202)	(30,703)
Class B shares	(75,215)	(106,787)
Class C shares	(18,275)	(20,999)
Class D shares	(11,311)	(8,201)
Net realized gain
Class A shares	(1,016,970)	(280,315)
Class B shares	(5,815,479)	(1,746,235)
Class C shares	(919,235)	(267,702)
Class D shares	(96,031)	(61,375)
Total Dividends and Distributions	(8,047,718)	(2,522,317)
Net decrease from transactions in shares of beneficial interest	(23,273,515)	(55,804,778)
Net Decrease	(24,280,769)	(48,995,878)
Net Assets:
Beginning of period	105,804,524	154,800,402
End of Period (Including accumulated undistributed net investment income of $84,079 and $4,607, respectively)	$81,523,755	$105,804,524

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley Allocator Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is selecting securities to maximize total investment return through different stages of an economic cycle. The Fund was organized as a Massachusetts business trust on October 25, 2002 and commenced operations on February 26, 2003.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2007 continued

supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2007 continued

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

Transactions in written options for the year ended January 31, 2007 were as follows:

	CONTRACT AMOUNT	PREMIUMS
Options written, outstanding at beginning of the period	—	—
Options written	2,411	$304,027
Options closed	(696)	$(168,427)
Options exercised	—	—
Options expired	(1,715)	$(135,600)
Options written, outstanding at end of the period	—	—

F.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2007 continued

contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2007 continued

by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,035,949 at January 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended January 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares and Class C shares of $265,783 and $35, respectively and received $15,915 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 2007 aggregated $100,097,876 and $137,883,695, respectively. Included in the aforementioned transactions are purchases and sales of U.S. Government Securities of $3,569,778 and $5,581,000, respectively.

For the year ended January 31, 2007, the Fund incurred brokerage commissions of $43,770 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2007 continued

5.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JANUARY 31, 2007		FOR THE YEAR ENDED JANUARY 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	108,486	$1,245,483	130,412	$1,398,758
Conversion from Class B	73,628	836,512	446,198	4,656,810
Reinvestment of distributions	85,427	941,502	26,104	284,217
Redeemed	(418,021)	(4,798,729)	(945,211)	(10,159,118)
Net decrease – Class A	(150,480)	(1,775,232)	(342,497)	(3,819,333)
CLASS B SHARES
Sold	86,651	985,743	193,023	2,051,630
Conversion to Class A	(74,934)	(836,512)	(450,707)	(4,656,810)
Reinvestment of distributions	476,910	5,170,085	157,594	1,696,218
Redeemed	(2,050,670)	(23,086,047)	(3,903,323)	(41,668,802)
Net decrease – Class B	(1,562,043)	(17,766,731)	(4,003,413)	(42,577,764)
CLASS C SHARES
Sold	11,132	124,292	59,450	636,808
Reinvestment of distributions	79,349	860,206	24,827	267,182
Redeemed	(282,826)	(3,173,778)	(612,837)	(6,563,942)
Net decrease – Class C	(192,345)	(2,189,280)	(528,560)	(5,659,952)
CLASS D SHARES
Sold	9,600	110,878	12,403	135,637
Reinvestment of distributions	8,306	91,972	5,753	62,699
Redeemed	(151,770)	(1,745,122)	(366,432)	(3,946,065)
Net decrease – Class D	(133,864)	(1,542,272)	(348,276)	(3,747,729)
Net decrease in Fund	(2,038,732)	$(23,273,515)	(5,222,746)	$(55,804,778)

7.   Purposes of and Risks Relating to Certain Financial Instruments

For hedging and investment purposes, the Fund may engage in transactions in listed and over-the-counter options and interest rate futures or in the case of forward contracts, to facilitate settlement of foreign currency denominated securities (‘‘derivative instruments’’).

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2007 continued

These derivative instruments involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JANUARY 31, 2007	FOR THE YEAR ENDED JANUARY 31, 2006
Ordinary income	$1,415,487	$1,866,038
Long-term capital gains	6,632,231	656,279
Total distributions	$8,047,718	$2,522,317

As of January 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$526,974
Undistributed long-term gains	—
Net accumulated earnings	526,974
Post-October losses	(101,996)
Temporary differences	(401)
Net unrealized appreciation	12,477,092
Total accumulated earnings	$12,901,669

As of January 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), mark-to-market of open futures contracts, capital loss deferrals on wash sales and straddles and tax adjustments on real estate investment trusts (‘‘REITs’’) held by the Fund.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2007 continued

Permanent differences, due to foreign currency gains and tax adjustments on REITs sold/held by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at January 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMALATED NET REALIZED LOSS	PAID-IN-CAPITAL
$36,045	$(36,827)	$782

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs’ Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants’ motion to dismiss and denying plaintiffs’ motion for supplemental pleading has expired. This case is now concluded.

10.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any, is currently being assessed.

Morgan Stanley Allocator Fund

Notes to Financial Statements January 31, 2007 continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Allocator Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JANUARY 31,			FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
	2007	2006	2005
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.34	$10.62	$11.39	$10.00
Income from investment operations:
Net investment income‡	0.10	0.05	0.09	0.05
Net realized and unrealized gain	0.94	0.91	0.32	1.67
Total income from investment operations	1.04	0.96	0.41	1.72
Less dividends and distributions from:
Net investment income	(0.10)	(0.02)	(0.10)	—
Net realized gain	(1.12)	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(1.22)	(0.24)	(1.18)	(0.33)
Net asset value, end of period	$11.16	$11.34	$10.62	$11.39
Total Return†	9.24%	9.25%	3.57%	17.16	% (1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.38%	1.38%	1.23%	1.23	% (2)
Net investment income	0.90%	0.49%	0.84%	0.47	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$10,807	$12,691	$15,527	$22,141
Portfolio turnover rate	118%	64%	126%	239	% (1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,			FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
	2007	2006	2005
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.17	$10.54	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.02	(0.03)	0.01	(0.03)
Net realized and unrealized gain	0.91	0.89	0.31	1.67
Total income from investment operations	0.93	0.86	0.32	1.64
Less dividends and distributions from:
Net investment income	(0.01)	(0.01)	(0.01)	—
Net realized gain	(1.12)	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(1.13)	(0.23)	(1.09)	(0.33)
Net asset value, end of period	$10.97	$11.17	$10.54	$11.31
Total Return†	8.37%	8.37%	2.84%	16.36	%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.13%	2.13%	1.98%	2.02	%(2)
Net investment income (loss)	0.15%	(0.26)%	0.09%	(0.32)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$60,091	$78,623	$116,344	$157,175
Portfolio turnover rate	118%	64%	126%	239	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,			FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
	2007	2006	2005
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.17	$10.54	$11.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	0.02	(0.03)	0.01	(0.03)
Net realized and unrealized gain	0.91	0.90	0.32	1.67
Total income from investment operations	0.93	0.87	0.33	1.64
Less dividends and distributions from:
Net investment income	(0.02)	(0.02)	(0.02)	—
Net realized gain	(1.12)	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(1.14)	(0.24)	(1.10)	(0.33)
Net asset value, end of period	$10.96	$11.17	$10.54	$11.31
Total Return†	8.44%	8.41%	2.76%	16.36	%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.10%	2.13%	1.96%	2.02	%(2)
Net investment income (loss)	0.18%	(0.26)%	0.11%	(0.32)	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$9,703	$12,029	$16,920	$21,927
Portfolio turnover rate	118%	64%	126%	239	%(1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Financial Highlights continued

	FOR THE YEAR ENDED JANUARY 31,			FOR THE PERIOD FEBRUARY 26, 2003* THROUGH JANUARY 31, 2004
	2007	2006	2005
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.39	$10.65	$11.42	$10.00
Income from investment operations:
Net investment income‡	0.13	0.08	0.12	0.07
Net realized and unrealized gain	0.94	0.90	0.32	1.68
Total income from investment operations	1.07	0.98	0.44	1.75
Less dividends and distributions from:
Net investment income	(0.13)	(0.02)	(0.13)	—
Net realized gain	(1.12)	(0.22)	(1.08)	(0.33)
Total dividends and distributions	(1.25)	(0.24)	(1.21)	(0.33)
Net asset value, end of period	$11.21	$11.39	$10.65	$11.42
Total Return†	9.45%	9.44%	3.84%	17.46	% (1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.13%	1.13%	0.98%	1.02	% (2)
Net investment income	1.15%	0.74%	1.09%	0.68	% (2)
Supplemental Data:
Net assets, end of period, in thousands	$923	$2,462	$6,009	$13,006
Portfolio turnover rate	118%	64%	126%	239	% (1)

*	Commencement of operations.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Allocator Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Allocator Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Allocator Fund (the ‘‘Fund’’), including the portfolio of investments, as of January 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Allocator Fund as of January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
March 23, 2007

Morgan Stanley Allocator Fund

Results of Special Shareholder Meeting  (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

(1)   Election of Trustees:

	For	Withhold	ABSTAIN	BNV*
Frank L. Bowman	4,294,447	93,372	0	0
Kathleen A. Dennis	4,303,065	84,754	0	0
James F. Higgins	4,303,172	84,647	0	0
Joseph J. Kearns	4,303,172	84,647	0	0
Michael F. Klein	4,303,065	84,754	0	0
W. Allen Reed	4,303,065	84,754	0	0
Fergus Reid	4,302,014	85,805	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(3)   Modify certain fundamental investment restrictions:

	For	AGAINST	ABSTAIN	BNV*
Modify fundamental policy regarding borrowing money	3,662,564	109,511	135,813	479,931
Modify fundamental policy regarding loans	3,669,174	107,637	131,077	479,931
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	3,658,360	115,351	134,177	479,931
Modify fundamental policy regarding issuance of senior securities	3,667,928	101,881	138,079	479,931

*	Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley Allocator Fund

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Morgan Stanley Allocator Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC.

Morgan Stanley Allocator Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006). President and CEO of General Motors Asset Management; Formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason Inc., and Director of the Auburn University Foundation.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Allocator Fund

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of January 31, 2007.

Morgan Stanley Allocator Fund

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (52) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.
Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Allocator Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)

During the fiscal year ended January 31, 2007, 67.97% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 86.95% of the Fund’s ordinary dividends paid during the fiscal year ended January 31, 2007 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Also during the fiscal year ended January 31, 2007, the Fund paid to its shareholders $0.94 per share from long-term capital gains.

Of the Fund’s ordinary dividends paid during the fiscal year, 4.21% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

ALRPT RA07-00258P-Y01/07	MORGAN STANLEY FUNDS
Morgan Stanley Allocator Fund Annual Report January 31, 2007

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

          (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

          (2) Not applicable.

          (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

                                       2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

 2007
                                          REGISTRANT         COVERED ENTITIES(1)
    AUDIT FEES.......................     $ 37,600           N/A

    NON-AUDIT FEES
              AUDIT-RELATED FEES.....     $    531(2)        $5,200,002(2)
              TAX FEES...............     $  5,880(3)        $809,670(4)
              ALL OTHER FEES.........     $      -           $      -
    TOTAL NON-AUDIT FEES.............     $  6,411           $6,009,672

    TOTAL............................     $ 44,011           $6,009,672

 2006
                                          REGISTRANT         COVERED ENTITIES(1)
    AUDIT FEES.......................     $ 36,516           N/A

    NON-AUDIT FEES
              AUDIT-RELATED FEES.....     $    540(2)        $5,181,001(2)
              TAX FEES...............     $  5,489(3)        $1,099,335(4)
              ALL OTHER FEES.........     $      -           $        -
    TOTAL NON-AUDIT FEES.............     $  6,029           $6,280,336

    TOTAL............................     $ 42,545           $6,280,336

 N/A- Not applicable, as not required by Item 4.

 (1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
 (2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
 (3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
 (4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-------------------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank
Bowman, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007

                                       10

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

--------------------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

          policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the
          Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

---------------------------

Date:
     ----------------------

                                       16

                                    EXHIBIT A

                                    FUND LIST

                                       AT
                                JANUARY 31, 2007

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.   Active Assets Government Securities Trust ("AA Government")
2.   Active Assets Institutional Government Securities Trust ("AA Institutional
     Government")
3.   Active Assets Institutional Money Trust ("AA Institutional Money")
4.   Active Assets Money Trust ("AA Money")
5.   Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.   Morgan Stanley U.S. Government Money Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.   Active Assets California Tax-Free Trust ("AA California")
8.   Active Assets Tax-Free Trust ("AA Tax-Free")
9.   Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
     Daily")
10.  Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11.  Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12.  Morgan Stanley Allocator Fund ("Allocator Fund")+
13.  Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
14.  Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
15.  Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
16.  Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
17.  Morgan Stanley European Equity Fund Inc. ("European Equity")+
18.  Morgan Stanley Financial Services Trust ("Financial Services")+
19.  Morgan Stanley Focus Growth Fund ("Focus Growth")+
20.  Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
21.  Morgan Stanley Global Advantage Fund ("Global Advantage")+
22.  Morgan Stanley Global Dividend Growth Securities ("Global Dividend
     Growth")+
23.  Morgan Stanley Health Sciences Trust ("Health Sciences")+
24.  Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+

                                       17

25.  Morgan Stanley International Fund ("International Fund")+
26.  Morgan Stanley International SmallCap Fund ("International SmallCap")+
27.  Morgan Stanley International Value Equity Fund ("International Value")+
28.  Morgan Stanley Japan Fund ("Japan Fund")+
29.  Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
30.  Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
31.  Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
32.  Morgan Stanley Natural Resource Development Securities Inc. ("Natural
     Resource")+
33.  Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
34.  Morgan Stanley Real Estate Fund ("Real Estate")+
35.  Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
36.  Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
37.  Morgan Stanley Special Growth Fund ("Special Growth")+
38.  Morgan Stanley Special Value Fund ("Special Value")+
39.  Morgan Stanley Technology Fund ("Technology")+
40.  Morgan Stanley Total Market Index Fund ("Total Market Index")+
41.  Morgan Stanley Utilities Fund ("Utilities Fund")+
42.  Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

43.  Morgan Stanley Balanced Fund ("Balanced")+

     ASSET ALLOCATION FUND
     ---------------------

44.  Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

45.  Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
46.  Morgan Stanley Flexible Income Trust ("Flexible Income")+
47.  Morgan Stanley Income Trust ("Income Trust")+
48.  Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
49.  Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
50.  Morgan Stanley Limited Duration U.S. Government Trust ("Limited Duration
     U.S. Government")
51.  Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
52.  Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

53.  Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
54.  Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
55.  Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
56.  Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

                                       18

     SPECIAL PURPOSE FUNDS
     ---------------------

57.  Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

     o   Balanced Growth Portfolio
     o   Capital Opportunities Portfolio
     o   Developing Growth Portfolio
     o   Dividend Growth Portfolio
     o   Equally-Weighted S&P 500 Portfolio
     o   Flexible Income Portfolio
     o   Focus Growth Portfolio
     o   Global Equity Portfolio
     o   Growth Portfolio
     o   Money Market Portfolio
     o   Utilities Portfolio

58.  Morgan Stanley Variable Investment Series ("Variable Investment")

     o   Aggressive Equity Portfolio
     o   Dividend Growth Portfolio
     o   Equity Portfolio
     o   European Equity Portfolio
     o   Global Advantage Portfolio
     o   Global Dividend Growth Portfolio
     o   High Yield Portfolio
     o   Income Builder Portfolio
     o   Limited Duration Portfolio
     o   Money Market Portfolio
     o   Income Plus Portfolio
     o   S&P 500 Index Portfolio
     o   Strategist Portfolio
     o   Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

59.  Morgan Stanley Government Income Trust ("Government Income")
60.  Morgan Stanley Income Securities Inc. ("Income Securities")
61.  Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------

62.  Morgan Stanley California Insured Municipal Income Trust ("California
     Insured Municipal")

                                       19

63.  Morgan Stanley California Quality Municipal Securities ("California Quality
     Municipal")
64.  Morgan Stanley Insured California Municipal Securities ("Insured California
     Securities")
65.  Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
66.  Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
67.  Morgan Stanley Insured Municipal Securities ("Insured Municipal
     Securities")
68.  Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
69.  Morgan Stanley Municipal Income Opportunities Trust ("Municipal
     Opportunities")
70.  Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
     Opportunities II")
71.  Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
     Opportunities III")
72.  Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
73.  Morgan Stanley New York Quality Municipal Securities ("New York Quality
     Municipal")
74.  Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
75.  Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
     Investment")
76.  Morgan Stanley Quality Municipal Securities ("Quality Municipal
     Securities")
+-   Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1.   Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

     Active Portfolios:

     o   Active International Allocation Portfolio
     o   Emerging Markets Portfolio
     o   Emerging Markets Debt Portfolio
     o   Focus Equity Portfolio
     o   Global Franchise Portfolio
     o   Global Real Estate Portfolio
     o   Global Value Equity Portfolio
     o   International Equity Portfolio
     o   International Growth Equity Portfolio
     o   International Magnum Portfolio
     o   International Real Estate Portfolio
     o   International Small Cap Portfolio
     o   Large Cap Relative Value Portfolio
     o   Money Market Portfolio
     o   Municipal Money Market Portfolio

                                       20

     o   Small Company Growth Portfolio
     o   Systematic Active large Cap Core Portfolio
     o   Systematic Active Small Cap Core Portfolio
     o   Systematic Active Small Cap Growth Portfolio
     o   Systematic Active Small Cap Value Portfolio
     o   U.S. Large Cap Growth Portfolio
     o   U.S. Real Estate Portfolio

     Inactive Portfolios*:

     o   China Growth Portfolio
     o   Gold Portfolio
     o   Large Cap Relative Value Portfolio
     o   MicroCap Portfolio
     o   Mortgage-Backed Securities Portfolio
     o   Municipal Bond Portfolio
     o   U.S. Equity Plus Portfolio

2.   Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

     Active Portfolios:

     o   Advisory Portfolio
     o   Advisory Foreign Fixed Income II Portfolio
     o   Advisory Foreign Fixed Income Portfolio
     o   Balanced Portfolio
     o   Core Fixed Income Portfolio
     o   Core Plus Fixed Income Portfolio
     o   Equity Portfolio
     o   Equity Plus Portfolio
     o   High Yield Portfolio
     o   Intermediate Duration Portfolio
     o   International Fixed Income Portfolio
     o   Investment Grade Fixed Income Portfolio
     o   Limited Duration Portfolio
     o   Long Duration Fixed Income Portfolio
     o   Mid-Cap Growth Portfolio
     o   Municipal Portfolio
     o   U.S. Mid-Cap Value Portfolio
     o   U.S. Small-Cap Value Portfolio
     o   Value Portfolio

         Inactive Portfolios*:
     o   Balanced Plus Portfolio
     o   Growth Portfolio
     o   Investment Grade Credit Advisory Portfolio
     o   Mortgage Advisory Portfolio
     o   New York Municipal Portfolio
     o   Targeted Duration Portfolio
     o   Value II Portfolio

3.   The Universal Institutional Funds, Inc. ("Universal Funds")

     Active Portfolios:

     o   Core Plus Fixed Income Portfolio
     o   Emerging Markets Debt Portfolio
     o   Emerging Markets Equity Portfolio
     o   Equity and Income Portfolio
     o   Equity Growth Portfolio
     o   Global Franchise Portfolio
     o   Global Real Estate Portfolio
     o   Global Value Equity Portfolio
     o   High Yield Portfolio
     o   International Growth Equity Portfolio
     o   International Magnum Portfolio
     o   Mid-Cap Growth Portfolio
     o   Small Company Growth Portfolio
     o   U.S. Mid-Cap Value Portfolio
     o   U.S. Real Estate Portfolio
     o   Value Portfolio

---------------------
*  Have not commenced or have ceased operations

                                       21

     Inactive Portfolios*:

     o   Balanced Portfolio
     o   Capital Preservation Portfolio
     o   Core Equity Portfolio
     o   International Fixed Income Portfolio
     o   Investment Grade Fixed Income Portfolio
     o   Latin American Portfolio
     o   Multi-Asset Class Portfolio
     o   Targeted Duration Portfolio

4.   Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

                                       22

     Active Portfolios:

     o   Government Portfolio
     o   Money Market Portfolio
     o   Prime Portfolio
     o   Tax-Exempt Portfolio
     o   Treasury Portfolio

     Inactive Portfolios*:

     o   Government Securities Portfolio
     o   Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.   Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.   Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.   Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.   Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.   Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10.  Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.  The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12   The Malaysia Fund, Inc. ("Malaysia Fund")
13.  The Thai Fund, Inc. ("Thai Fund")
14.  The Turkish Investment Fund, Inc. ("Turkish Investment")
15.  India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.  Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION

MORGAN STANLEY RETAIL FUNDS
1.   Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.   Morgan Stanley Absolute Return Fund
2.   Morgan Stanley Institutional Fund of Hedge Funds II

-------------------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                 Amy R. Doberman

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 22, 2007

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Allocator Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: March 22, 2007
                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial  Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Allocator Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 22, 2007                                /s/ Ronald E. Robison
                                                    ---------------------------
                                                    Ronald E. Robison
                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Allocator Fund and will be retained by Morgan Stanley
Allocator Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Allocator Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 22, 2007                                /s/ Francis Smith
                                                    ----------------------
                                                    Francis Smith
                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Allocator Fund and will be retained by Morgan Stanley
Allocator Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                     31